CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 1	$ 1	$ 1
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	0	0	170,236
Preferred stock, shares outstanding	0	0	170,236
Common stock, par value	$ 0	$ 0	$ 0
Common stock, shares authorized	50,000,000	50,000,000	50,000,000
Common stock, shares, issued	9,786,611	7,280,183	7,069,527
Common stock, shares, outstanding	9,786,611	7,280,183	7,069,527